Long-Term Debt - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		1 Months Ended	9 Months Ended			9 Months Ended			1 Months Ended	9 Months Ended		9 Months Ended			1 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended		9 Months Ended	12 Months Ended
	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011	Apr. 30, 2012	Dec. 30, 2012 $60.0 million Revolving Credit Facility [Member]	Dec. 30, 2012 $60.0 million Revolving Credit Facility [Member] Minimum [Member]	Dec. 30, 2012 $50.0 million Former Revolving Credit Facility [Member]	Apr. 30, 2012 $50.0 million Former Revolving Credit Facility [Member]	Apr. 23, 2013 Senior Secured [Member]	Sep. 29, 2013 Senior Secured [Member]	Sep. 29, 2013 Senior Secured [Member] Maximum [Member]	Sep. 29, 2013 Senior Secured [Member] Minimum [Member]	Sep. 29, 2013 Senior Secured [Member] Eurodollar [Member]	Sep. 29, 2013 Senior Secured [Member] LIBOR [Member]	Sep. 29, 2013 Senior Secured [Member] Alternate Base Rate [Member]	Aug. 06, 2013 Senior Secured [Member] $700.0 million Term Loan, net of original issue discount [Member]	Sep. 29, 2013 Senior Secured [Member] $700.0 million Term Loan, net of original issue discount [Member]	Apr. 23, 2013 Senior Secured [Member] $700.0 million Term Loan, net of original issue discount [Member]	Sep. 29, 2013 Senior Secured [Member] $60.0 million Revolving Credit Facility [Member]	Apr. 23, 2013 Senior Secured [Member] $60.0 million Revolving Credit Facility [Member]	Sep. 29, 2013 Senior Secured [Member] $60.0 million Revolving Credit Facility [Member] Swingline Loan Subfacility [Member]	Apr. 23, 2013 Senior Secured [Member] Junior loans [Member]	Sep. 29, 2013 Senior Secured [Member] $50.0 million Former Revolving Credit Facility [Member]	Dec. 30, 2012 Senior Secured [Member] $50.0 million Former Revolving Credit Facility [Member]	Sep. 29, 2013 Senior Secured [Member] $50.0 million Former Revolving Credit Facility [Member] Swingline Loan Subfacility [Member]	Apr. 18, 2011 Senior Secured [Member] $410.0 million Former Term Loan [Member]	Sep. 29, 2013 Senior Secured [Member] $410.0 million Former Term Loan [Member]	Dec. 30, 2012 Senior Secured [Member] $410.0 million Former Term Loan [Member]	Apr. 30, 2012 Senior Secured [Member] $410.0 million Former Term Loan [Member]	Apr. 30, 2011 Senior Secured [Member] $410.0 million Former Term Loan [Member]	May 31, 2013 Senior Subordinated Notes [Member] $35.0 million Senior Subordinated Promissory Notes [Member]	May 31, 2012 Senior Subordinated Notes [Member] $35.0 million Senior Subordinated Promissory Notes [Member]	Sep. 29, 2013 Senior Subordinated Notes [Member] $35.0 million Senior Subordinated Promissory Notes [Member]	Dec. 30, 2012 Senior Subordinated Notes [Member] $35.0 million Senior Subordinated Promissory Notes [Member]
Debt Instrument [Line Items]
Current portion of long-term debt discount	$ 1,300,000		$ 2,300,000	$ 1,800,000
Noncurrent portion of long-term debt discount	6,900,000		11,300,000	11,200,000
Borrowings under credit facilities																			351,800,000	700,000,000		60,000,000
Maximum incremental term loans and revolving commitments						100,000,000					160,000,000
Net first lien leverage ratio											4.00													5.25
Credit facility terms												(i) in the case of incremental loans that rank pari passu with the initial term loans, the net first lien leverage ratio does not exceed 4.00 to 1.00, and (ii) in the case of incremental loans that rank junior to the initial Term Loan, the total leverage ratio does not exceed 5.25 to 1.00.
Repayment of Term Loan	745,100,000	2,575,000	2,575,000	2,325,000														340,000,000
Loss on extinguishment of debt	(17,682,000)	(992,000)	(992,000)															(9,000,000)											(8,175,000)
Debt instrument issue discount			13,556,000																8,200,000												2,700,000	14,100,000
Line of credit interest rate terms												At a rate per annum equal to LIBOR (with a 1.00% floor with respect to Eurodollar borrowings under the Term Loan), adjusted for statutory reserves, plus a margin equal to 3.00%, or an alternate base rate, plus a margin equal to 2.00%, as set forth in the Credit Facility. These interest margins were reduced to their current levels (from 3.50% and 2.50%, respectively) effective August 2, 2013, as a result of (i) the consummation of the Company’s initial public offering, and (ii) the Company achieving a reduction in the net first lien leverage ratio to less than or equal to 2.75 to 1.00.																						Interest accrues at 10.0% annually for the first three years, increasing by 1.0% each year thereafter through maturity reaching a maximum rate of 14.0%.
Credit facility interest rate															1.00%
Interest rate spread on base rate																3.00%	2.00%
Interest rate margins reduce													3.50%	2.50%
Reduction in net first lien leverage													2.75%
Debt instrument maturity									April 2016										April 2020		April 2018				April 2016	April 2016			April 2018	April 2018					July 2019	July 2019
Debt instrument principal repayment percentage			1.00%																1.00%										1.00%
Debt instrument periodic payment																			Four equal quarterly installments
Line of credit facility mandatory prepayments, description			100% of the net cash proceeds of certain non-ordinary course asset sales and dispositions; and 75% of the excess cash flow of the borrower and its subsidiaries if the borrower's total net first lien leverage ratio is greater than 3.501.00 (reducing to 50% if such leverage ratio is equal to or less than 3.501.00, to 25% if such leverage ratio is equal to or less than 3.001.00, and to 0% if such leverage ratio is equal to or less than 2.501.00).									(i) 50% (reduced to 25% if net first lien leverage is less than 3.00 to 1.00 but greater than 2.50 to 1.00 and 0% if net first lien leverage is less than 2.50 to 1.00) of excess cash flow (as defined in the Credit Facility) at the end of each fiscal year, (ii) 100% of the net cash proceeds from certain non-ordinary course asset sales by the Company or any subsidiary guarantor (subject to certain exceptions and reinvestment provisions) and (iii) 100% of the net cash proceeds from the issuance or incurrence of debt by the Company or any of its subsidiaries not permitted under the Credit Facility.
Prepayment fee percentage												1.00%
Debt instrument face amount									50,000,000	50,000,000									700,000,000		60,000,000		5,000,000			50,000,000	5,000,000			410,000,000				35,000,000		35,000,000
Letters of credit issued							8,400,000														8,000,000					8,400,000
Available amount under revolving credit facility							41,600,000														52,000,000
Capitalized total debt issuance costs									1,800,000												1,100,000				1,800,000			1,800,000
Credit facility unused commitment fee percentage							0.50%														0.50%
Ratio of revolving credit facility exposure							1.67														0.75
Capitalization of debt issuance costs																									50,000,000
Debt instrument amount borrowed			440,100,000					20,000,000																							100,000,000	310,000,000
Debt instrument financing fees																															500,000	1,300,000
Debt instrument principal repayment terms			Quarterly																										Quarterly
Lender fees charged to interest expense	30,346,000	25,414,000	35,488,000	19,813,000	681,000																							16,700,000
Debt instrument, interest rate percentage																																		10.00%
Debt instrument interest rate terms																			Variable		Variable				Varialbe	Variable			Variable	Variable				Interest accrued at 10.0% annually for the first three years, increasing by 1.0% each year thereafter.
Repayment of notes	35,000,000																																35,000,000
Interest accrued paid																																	$ 300,000